Aggregate Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 400
2013	359
2014	1,142
2015	1,179
2016	965
Thereafter	1,769
Debt carrying value	5,814
Unamortized (discounts) premiums, net	(75)
Fair value hedge adjustment	12
Capital lease obligations	2
Total debt	$ 5,753	$ 5,477